Loans And Obligations - Summary of Changes in the Commercial Notes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans And Obligations [Abstract]
Face value of the notes issued	R$ 80,000
Transaction costs	(974)
Interest expense	4,186
Closing balance	83,212	R$ 0
Current	13,168
Non-current	R$ 70,044